UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1:	Schedule of Investments

Vanguard PRIMECAP Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)

Common Stocks (96.7%)

Consumer Discretionary (10.7%)
* DIRECTV Group, Inc.	29,776,749	491,316
Sony Corp. ADR	10,450,000	460,218
Whirlpool Corp.	3,520,000	290,928
TJX Cos., Inc.	12,394,800	283,345
Target Corp.	5,019,000	245,279
Eastman Kodak Co.	9,000,000	214,020
* Univision Communications Inc.	6,000,000	201,000
* Kohl's Corp.	3,014,600	178,223
The Walt Disney Co.	5,650,000	169,500
Time Warner, Inc.	7,109,600	122,996
* Comcast Corp. Class A	3,268,000	106,994
Best Buy Co., Inc.	1,575,000	86,373
Lowe's Cos., Inc.	1,225,000	74,321
* Bed Bath & Beyond, Inc.	1,850,975	61,397
Mattel, Inc.	3,655,700	60,356
ArvinMeritor, Inc.	1,620,600	27,858
Yum! Brands, Inc.	500,000	25,135
Abercrombie & Fitch Co.	375,000	20,786
Tiffany & Co.	542,000	17,897
Weight Watchers International, Inc.	150,000	6,134
Brunswick Corp.	112,000	3,724

		3,147,800

Consumer Staples (1.6%)
Costco Wholesale Corp.	7,000,000	399,910
Avon Products, Inc.	2,010,000	62,310

		462,220

Energy (8.2%)
ConocoPhillips Co.	11,500,000	753,595
Schlumberger Ltd.	5,470,000	356,152
Hess Corp.	6,000,000	317,100
Noble Energy, Inc.	5,960,000	279,286
EnCana Corp.	3,650,200	192,146
1 Pogo Producing Co.	3,260,000	150,286
GlobalSantaFe Corp.	1,676,600	96,824
* Transocean Inc.	1,100,000	88,352
EOG Resources, Inc.	1,200,000	83,208
Chevron Corp.	450,000	27,927
Noble Corp.	300,000	22,326
Murphy Oil Corp.	350,000	19,551
* Cameron International Corp.	400,000	19,108

		2,405,861

Financials (5.4%)
The Bank of New York Co., Inc.	9,800,000	315,560
The Chubb Corp.	5,590,200	278,951
Marsh & McLennan Cos., Inc.	8,332,700	224,066
* Berkshire Hathaway Inc. Class B	65,600	199,621
American International Group, Inc.	3,325,000	196,341
Fannie Mae	1,800,000	86,580
Transatlantic Holdings, Inc.	1,054,687	58,957
AFLAC Inc.	1,200,000	55,620
JPMorgan Chase & Co.	980,000	41,160
Wells Fargo & Co.	575,000	38,571
Capital One Financial Corp.	415,000	35,462
Freddie Mac	295,000	16,818
Fifth Third Bancorp	450,000	16,627
State Street Corp.	200,000	11,618
SLM Corp.	185,000	9,790
Washington Mutual, Inc.	100,000	4,558

		1,590,300

Health Care (20.0%)
Novartis AG ADR	16,377,860	883,094
*1Biogen Idec Inc.	18,131,020	840,010
Eli Lilly & Co.	14,950,000	826,287
Pfizer Inc.	26,768,793	628,264
Medtronic, Inc.	12,578,476	590,182
Roche Holdings AG	3,000,000	494,048
* Boston Scientific Corp.	21,533,710	362,628
Applera Corp.-Applied Biosystems Group	8,945,300	289,380
* Genzyme Corp.	4,400,000	268,620
GlaxoSmithKline PLC ADR	4,200,000	234,360
* Sepracor Inc.	3,600,000	205,704
*1Millipore Corp.	2,820,000	177,632
* Amgen, Inc.	1,120,800	73,110
* Applera Corp.-Celera Genomics Group	1,073,600	13,903

		5,887,222

Industrials (13.6%)
FedEx Corp.	13,575,800	1,586,468
Union Pacific Corp.	6,606,500	614,140
Caterpillar, Inc.	5,256,900	391,534
Southwest Airlines Co.	23,914,737	391,484
* AMR Corp.	9,528,200	242,207
Robert Half International, Inc.	3,600,000	151,200
1 Granite Construction Co.	3,150,000	142,600
Fluor Corp.	1,400,000	130,102
*1Alaska Air Group, Inc.	2,540,000	100,127
Deere & Co.	1,048,500	87,539
Pall Corp.	2,000,000	56,000
Donaldson Co., Inc.	1,600,000	54,192
United Parcel Service, Inc.	315,270	25,956
3M Co.	300,000	24,231

		3,997,780

Information Technology (28.9%)
*1 Adobe Systems, Inc.	33,800,000	1,026,168
Texas Instruments, Inc.	27,550,000	834,490
Microsoft Corp.	27,183,347	633,372
* Oracle Corp.	41,150,600	596,272
*1Micron Technology, Inc.	36,512,373	549,876
* Corning, Inc.	18,047,000	436,557
* Intuit, Inc.	7,100,000	428,769
QUALCOMM Inc.	10,403,000	416,848
*1Citrix Systems, Inc.	9,700,000	389,358
Hewlett-Packard Co.	11,830,000	374,774
Intel Corp.	17,100,000	324,045
* Google Inc.	717,500	300,869
Motorola, Inc.	13,800,000	278,070
1 Tektronix, Inc.	6,629,600	195,043
* eBay Inc.	6,625,000	194,046
* Nortel Networks Corp.	82,494,400	184,787
* EMC Corp.	15,718,200	172,429
* Symantec Corp.	10,755,200	167,136
LM Ericsson Telephone Co. ADR Class B	4,582,857	151,418
Applied Materials, Inc.	7,330,000	119,332
Accenture Ltd.	4,136,200	117,137
1 Plantronics, Inc.	4,701,500	104,420
* Freescale Semiconductor, Inc. Class B	2,163,863	63,618
* Rambus Inc.	2,500,000	57,025
Symbol Technologies, Inc.	5,200,000	56,108
Paychex, Inc.	1,400,000	54,572
* Coherent, Inc.	1,420,000	47,897
* NVIDIA Corp.	1,950,000	41,516
* ASML Holding (New York)	2,001,000	40,460
* Yahoo! Inc.	1,079,500	35,624
* Dell Inc.	1,330,000	32,465
* Entegris Inc.	2,583,472	24,620
KLA-Tencor Corp.	525,000	21,824
First Data Corp.	387,537	17,455
* Agilent Technologies, Inc.	247,681	7,817

		8,496,217

Materials (7.5%)
1 Potash Corp. of Saskatchewan, Inc.	6,851,400	589,015
Inco Ltd.	5,283,500	348,183
Weyerhaeuser Co.	5,300,000	329,925
Monsanto Co.	3,297,180	277,590
Dow Chemical Co.	5,650,000	220,519
Praxair, Inc.	3,850,100	207,905
Alcoa Inc.	4,854,000	157,075
1 MacDermid, Inc.	1,701,000	48,989
Phelps Dodge Corp.	280,000	23,005
Temple-Inland Inc.	320,000	13,718

		2,215,924

Telecommunication Services (0.8%)
Sprint Nextel Corp.	10,288,800	205,673
* Embarq Corp.	502,440	20,595

		226,268

Total Common Stocks
(Cost $18,922,952)		28,429,592

Temporary Cash Investment (3.4%)

2 Vanguard Market Liquidity Fund, 5.136%
(Cost $1,000,247)	1,000,246,710	1,000,247

Total Investments (100.1%)
(Cost $19,923,199)		29,429,839

Other Assets and Liabilities - Net (-0.1%)		(16,396)

Net Assets (100%)		29,413,443

*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR	- American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At June 30, 2006, the cost of investment securities for tax purposes was $19,923,199,000. Net unrealized appreciation of investment securities for tax purposes was $9,506,640,000 consisting of unrealized gains of $10,570,229,000 on securities that had risen in value since their purchase and $1,063,589,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

	Current-Period Transactions
	Sept. 30, 2005 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	Jun. 30, 2006 Market Value ($000)

Adobe Systems, Inc.	1,019,557	3,772	19,419	-	1,026,168
Alaska Air Group, Inc.	73,812	-	-	-	100,127
AMR Corp.	103,974	5,800	-	-	n/a1
Biogen Idec, Inc.	715,813	-	-	-	840,010
Citrix Systems, Inc.	245,115	-	1,988	-	389,358
Granite Construction Co.	120,456	-	-	945	142,600
MacDermid, Inc.	44,668	-	306	48,989
Micron Technology, Inc.	485,615	-	-	-	549,876
Millipore Corp.	177,350	-	-	-	177,632
The Neiman Marcus Group, Inc. Class A	179,910	-	180,000	-	-
The Neiman Marcus Group, Inc. Class B	102,706	-	102,881	-	-
Plantonics, Inc.	144,853	-	-	705	104,420
Pogo Producing Co.	192,144	-	-	693	150,286
Potash Corp. of Saskatchewan, Inc.	630,041	7,792	-	2,608	589,015
Robert Half International, Inc.	310,523	-	210,622	1,651	n/a [1]
Tektronix, Inc.	167,265	-	-	1,193	195,043

	4,713,802			8,101	4,313,524

1	At June 30, 2006, the security is still held but the issuer is no longer an affiliated company of the fund.

Vanguard Target Retirement Income Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)
Investment Companies (100.2%)
U.S. Stock Funds (24.2%)
Vanguard Total Stock Market Index Fund Investor Shares	6,012,846	184,835
Vanguard Total Stock Market VIPERs	61,679	7,791
International Stock Fund (6.1%)
Vanguard European Stock Index Fund	912,276	28,691
Vanguard Pacific Stock Index Fund Investor Shares	1,116,088	13,103
Vanguard Emerging Market Index Investor Shares	338,311	6,847
Bond Funds (64.9%)
Vanguard Total Bond Market Index Fund Investor Shares	36,715,170	357,238
Vanguard Inflation-Protected Securities Fund Investor Shares	13,625,206	159,415
Money Market Fund (5.0%)
Vanguard Prime Money Market Fund	40,142,843	40,143

Total Investment Companies
(Cost $807,912)		798,063

Other Assets And Liabilities—Net (-0.2%)		(1,549)

Net Assets (100%)		$796,514

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER Shares) are valued at that fund's net asset value. VIPER Shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2006, the cost of investment securities for tax purposes was $807,912,000. Net unrealized depreciation of investment securities for tax purposes was $9,849,000, consisting of unrealized gains of $16,838,000 on securities that has risen in value since their purchase and $26,687,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2005 Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)
Investment Companies (99.9%)
U.S. Stock Funds (37.9%)
Vanguard Total Stock Market Index Fund Investor Shares	10,702,259	328,987
Vanguard Total Stock Market VIPERs	98,256	12,411
International Stock Funds (9.6%)
Vanguard European Stock Index Fund Investor Shares	1,619,367	50,929
Vanguard Pacific Stock Indx Fund Investor Shares	2,028,679	23,817
Vanguard Emerging Markets Fund Investor Shares	570,790	11,553
Bond Funds (51.6%)
Vanguard Total Bond Market Index Fund Investor Shares	37,325,875	363,181
Vanguard Inflation-Protected Securities Fund Investor Shares	8,761,931	102,514
Money Market Fund (0.8%)
Vanguard Prime Money Market Fund Investor Shares	7,514,884	7,515

Total Investment Companies
(Cost $900,287)		900,907

Other Assets And Liabilities—Net (0.1%)		801

Net Assets (100%)		$901,708

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time ) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER Shares) are valued at that fund's net assets value. VIPER Shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30,2006, the cost of investment securities for tax purposes was $900,287,000. Net unrealized appreciation of investment securities for tax purposes was $620,000, consisting of unrealized gains of $23,253,000 on securities that had risen in value since their purchase and $22,633,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2010 Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)
Investment Companies (102.8%)
U.S. Stock Fund (45.2%)
Vanguard Total Stock Market Index Fund Investor Shares	77,825	2,392
International Stock Funds (11.5%)
Vanguard European Stock Index Investor Shares	11,471	361
Vanguard Pacific Stock Index Investor Shares	14,637	172
Vanguard Emerging Markets Stock Index Investor Shares	3,677	74
Bond Funds (43.3%)
Vanguard Total Bond Market Index Fund Investor Shares	224,819	2,187
Vanguard Inflation-Protected Securities Fund Investor Shares	9,058	106
Money Market Fund (2.8%)
1 Vanguard Market Liquidity Fund, 5.136%	147,588	148

Total Investment Companies
(Cost $5,374)		5,440

Other Assets And Liabilities—Net (-2.8%)		(149)

Net Assets (100%)		$5,291

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At June 30, 2006, the cost of investment securities for tax purposes was $5,374,000. Net unrealized appreciation of investment securities for tax purposes was $66,000, consisting of unrealized gains of $68,000 on securities that has risen in value since their purchase and $2,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2015 Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)
Investment Companies (99.9%)
U.S. Stock Funds (52.3%)
Vanguard Total Stock Market Index Fund Investor Shares	53,363,374	1,640,390
Vanguard Total Stock Market Index Fund VIPERs	499,841	63,135
International Stock Funds (13.5%)
Vanguard European Stock Index Investor Shares	8,183,921	257,384
Vanguard Pacific Stock Index Investor Shares	10,450,242	122,686
Vanguard Emerging Markets Index Investor Shares	2,922,630	59,154
Bond Fund (34.1%)
Vanguard Total Bond Market Index Fund Investor Shares	114,228,023	1,111,439

Total Investment Companies
(Cost $3,184,874)		3,254,188

Other Assets And Liabilities—Net (0.1%)		3,094

Net Assets (100%)		$3,257,282

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER Shares) are valued at that fund's net asset value. VIPER Shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2006, the cost of investment securities for tax purposes was $3,184,874,000. Net unrealized appreciation of investment securities for tax purposes was $69,314,000, consisting of unrealized gains of $116,381,000 on securities that has risen in value since their purchase and $47,067,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2020 Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)
Investment Companies (103.3%)
U.S. Stock Fund (58.2%)
Vanguard Total Stock Market Index Fund Investor Shares	119,279	3,667
International Stock Funds (14.7%)
Vanguard European Stock Index Fund Investor Shares	17,560	552
Vanguard Pacific Stock Index Fund Investor Shares	22,400	263
Vanguard Emerging Markets Index Fund Investor Shares	5,637	114
U.S. Bond Fund (26.6%)
Vanguard Total Bond Market Index Fund Investor Shares	172,277	1,676
Money Market Fund (3.8%)
1 Vanguard Market Liquidity Fund, 5.136%	239,070	239

Total Investment Companies
(Cost $6,410)		6,511

Other Assets And Liabilities—Net (-3.3%)		(205)

Net Assets (100%)		$6,306

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At June 30, 2006, the cost of investment securities for tax purposes was $6,410,000. Net unrealized appreciation of investment securities for tax purposes was $101,000, consisting of unrealized gains of $103,000 on securities that has risen in value since their purchase and $2,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2025 Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)
Investment Companies (99.8%)
U.S. Stock Funds (64.4%)
Vanguard Total Stock Market Index Fund Investor Shares	71,038,376	2,183,720
Vanguard Total Stock Market VIPERs	693,192	87,557
International Stock Funds (16.6%)
Vanguard European Stock Index Fund Investor Shares	10,899,426	342,787
Vanguard Pacific Stock Index Fund Investor Shares	13,894,567	163,122
Vanguard Emerging Markets Index Investor Shares	3,822,858	77,375
Bond Fund (18.8%)
Vanguard Total Bond Market Index Fund Investor Shares	68,187,458	663,464
Money Market Fund (0%)
1 Vanguard Market Liquidity Fund, 5.136%	194,233	194

Total Investment Companies
(Cost $3,396,109)		3,518,219

Other Assets And Liabilities—Net (0.2%)		5,676

Net Assets (100%)		3,523,895

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time ) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER Shares) are valued at that fund's net assets value. VIPER Shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2006, the cost of investment securities for tax purposes was $3,396,109,000. Net unrealized appreciation of investment securities for tax purposes was $122,110,000, consisting of unrealized gains of $148,680,000 on securities that had risen in value since their purchase and $26,570,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2030 Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)
Investment Companies (104.0%)
U.S. Stock Fund (70.3%)
Vanguard Total Stock Market Index Fund Investor Shares	91,094	2,800
International Stock Funds (17.8%)
Vanguard European Stock Index Fund Investor Shares	13,430	422
Vanguard Pacific Stock Index Fund Investor Shares	17,108	201
Vanguard Emerging Markets Index Investor Shares	4,303	87
Bond Fund (11.5%)
Vanguard Total Bond Market Index Fund Investor Shares	46,942	457
Money Market Fund (4.4%)
1 Vanguard Market Liquidity Fund, 5.136%	177,989	178

Total Investment Companies
(Cost $4,052)		4,145

Other Assets And Liabilities—Net (-4.0%)		(161)

Net Assets (100%)		$3,984

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At June 30, 2006, the cost of investment securities for tax purposes was $4,052,000. Net unrealized appreciation of investment securities for tax purposes was $93,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2035 Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)
Investment Companies (99.8%)
U.S. Stock Funds (71.5%)
Vanguard Total Stock Market Index Fund Investor Shares	49,958,946	1,535,738
Vanguard Total Stock Market VIPERs	564,319	71,279
International Stock Funds (18.3%)
Vanguard European Stock Index Fund Investor Shares	7,597,650	238,946
Vanguard Pacific Stock Index Fund Investor Shares	9,564,231	112,284
Vanguard Emerging Markets Index Investor Shares	2,946,152	59,630
Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	23,272,636	226,443

Total Investment Companies
(Cost $2,145,339)		2,244,320

Other Assets And Liabilities—Net (0.2%)		3,415

Net Assets(100%)		$2,247,735

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time ) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER Shares) are valued at that fund's net assets value. VIPER Shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2006, the cost of investment securities for tax purposes was $2,145,339,000. Net unrealized appreciation of investment securities for tax purposes was $98,981,000, consisting of unrealized gains of $110,419,000 on securities that had risen in value since their purchase and $11,438,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2040 Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)
Investment Companies (100.5%)
U.S. Stock Fund (71.1%)
Vanguard Total Stock Market Index Fund Investor Shares	43,423	1,335
International Stock Funds (18.0%)
Vanguard European Stock Index Fund Investor Shares	6,400	201
Vanguard Pacific Stock Index Fund Investor Shares	8,160	96
Vanguard Emerging Market Index Investor Shares	2,053	41
Bond Fund (9.9%)
Vanguard Total Bond Market Index Fund Investor Shares	19,113	186
Money Market Fund (1.5%)
1 Vanguard Market Liquidity Fund. 5.136%	28,769	29

Total Investment Companies
(Cost $1,848)		1,888

Other Assets And Liabilities—Net (-0.5%)		(9)

Net Assets (100%)		$1,879

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At June 30, 2006, the cost of investment securities for tax purposes was $1,848,000. Net unrealized appreciation of investment securities for tax purposes was $40,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2045 Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)
Investment Companies (99.7%)
U.S. Stock Funds (71.4%)
Vanguard Total Stock Market Index Fund Investor Shares	22,766,938	699,855
Vanguard Total Stock Market VIPERs	224,463	28,352
International Stock Funds (18.4%)
Vanguard European Stock Index Fund Investor Shares	3,495,539	109,935
Vanguard Pacific Stock Index Fund Investor Shares	4,466,730	52,439
Vanguard Emerging Markets Index Investor Shares	1,222,531	24,744
Bond Fund (9.8%)
Vanguard Total Bond Market Index Fund Investor Shares	10,237,173	99,608
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 5.136%	1,492,751	1,493

Total Investment Companies
(Cost $969,612)		1,016,426

Other Assets And Liabilities—Net (0.3%)		2,915

Net Assets (100%)		$1,019,341

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time ) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER Shares) are valued at that fund's net assets value. VIPER Shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2006, the cost of investment securities for tax purposes was $969,612,000. Net unrealized appreciation of investment securities for tax purposes was $46,814,000, consisting of unrealized gains of $53,533,000 on securities that had risen in value since their purchase and $6,719,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2050 Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)
Investment Companies (102.4%)
U.S. Stock Fund (71.6%)
Vanguard Total Stock Market Index Fund Investor Shares	42,118	1,295
International Stock Fund (18.2%)
Vanguard European Stock Index Fund Investor Shares	6,214	195
Vanguard Pacific Stock Index Fund Investor Shares	7,943	93
Vanguard Emerging Markets Stock Index Investor Shares	2,001	41
Bond Fund (9.9%)
Vanguard Total Bond Market Index Fund Investor Shares	18,508	180
Money Market Fund (2.7%)
1 Vanguard Market Liquidity Fund, 5.136%	47,738	48

Total Investment Companies
(Cost $1,810)		1,852

Other Assets And Liabilities—Net (-2.4%)		(44)

Net Assets (100%)		$1,808

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At June 30, 2006, the cost of investment securities for tax purposes was $1,810,000. Net unrealized appreciation of investment securities for tax purposes was $42,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Chester Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Chester Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

Vanguard Chester Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 21, 2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.